Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Summary of Intangible Assets

	Goodwill	Future servicing rights	Software	Other	Total

On January 1, 2025	345	120	51	58	575

Additions	-	-	12	1	13

Amortization through income statement	-	(14)	(12)	(6)	(32)

Acquisitions through business combinations	1	-	-	3	4

Other movements	-	-	-	-	-

Net exchange differences	(34)	(2)	(1)	(3)	(40)

On December 31, 2025	313	105	49	52	519

Gross carrying value	426	289	94	96	906

Accumulated amortization and impairment	(113)	(184)	(45)	(44)	(387)

Net book value	313	105	49	52	519

On January 1, 2024	291	131	48	33	504

Additions	-	2	12	1	15

Amortization through income statement	-	(14)	(11)	(5)	(30)

Acquisitions through business combinations	23	-	-	40	63

Other movements	13	-	-	(13)	-

Net exchange differences	19	1	1	2	23

On December 31, 2024	345	120	51	58	575

Gross carrying value	473	311	85	98	967

Accumulated amortization and impairment	(128)	(191)	(34)	(40)	(393)

Net book value	345	120	51	58	575

Summary of Geographically Cash-generating Units to Goodwill	A summary of the cash-generating units to which the goodwill is allocated is as follows:

	2025	2024

Americas	189	215

United Kingdom	79	81

Asset Management	45	49

On December 31	313	345